Cover Page	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	S-11/A
Amendment Flag	true
Entity Registrant Name	SmartStop Self Storage REIT, Inc.
Entity Central Index Key	0001585389
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Amendment Description	AMENDMENT NO. 1